LEASE (Tables)	12 Months Ended
Dec. 31, 2022
Lease
SCHEDULE OF BALANCE SHEET INFORMATION RELATED TO OPERATING LEASES

Balance sheet information related to the Company’s leases is presented below:

	December 31, 2022	December 31, 2021
Assets
Operating lease right of use assets	$80,449	$139,441
Liabilities
Operating lease liabilities – current	$72,439	$119,045
Operating lease liabilities – non-current	13,809	20,396
Total Operating lease liabilities	$86,248	$139,441

SCHEDULE OF LEASE EXPENSES	The following provides details of the Company’s lease expenses:
	For the year Ended
	December 31, 2022	December 31, 2021
Operating lease expenses	$235,859	$103,542

SCHEDULE OF OTHER INFORMATION RELATED TO LEASES

Other information related to leases is presented below:

	For the year Ended
	December 31, 2022	December 31, 2021
Cash Paid for Amounts Included in Measurement of Liabilities:
Financing cash flows from operating leases	$149,219	$93,652
Weighted Average Remaining Lease Term:
Operating leases	0.72 years	1.17 years
Weighted Average Discount Rate
Operating leases	4.75%	4.75%

SCHEDULE OF MATURITIES OF LEASE LIABILITIES

Maturities of lease liabilities were as follows:

For the year ending December 31:
2022	$-
2023	74,522
2024	13,918
Total lease payments	88,440
Less: imputed interest	2,192
Total lease liabilities	$86,248